Unaudited Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Cash flows from operating activities:
Net loss from continuing operations	$ (6,246,310)	$ (1,404,293)
Net gain from discontinued operations		589,292
Net loss for the period	(6,246,310)	(815,001)
Adjustments for non-cash items:
Gain on loss of control of Canmart, net of cash surrendered and foreign currency translation adjustment		(12,999)
Depreciation and amortization	211,168	83,862
Depreciation and amortization from discontinued operations		926
Interest expenses	820,127	17,749
Interest income from Bridge loans		(38,116)
Loss (gain) on settlement on debt	120,623	(21,575)
Foreign exchange loss (gain), net	417,418
Change in fair value of financial liabilities at FVTPL
Working capital adjustments (net of amounts acquired/disposed):
Trade and other receivables	(255,216)	301,128
Prepayments	1,319,279	279,128
Trade and other payables	298,313	(235,341)
Due to related parties	119,922	64,635
Cash flows used in operating activities	(3,194,676)	(375,604)
Cash flows from investing activities:
Additions to property, plant and equipment	(1,269,058)
Loan repayment		347
Cash surrendered on loss of control of Canmart		(174)
Cash paid for note consideration pursuant to acquisition of First Towers	(2,000,000)
Cash flows provided by (used in) investing activities	(3,269,058)	173
Cash flows from financing activities:
Proceeds from private placement		320,000
Proceeds from issuance of convertible promissory notes	7,000,000
Payment of offering costs in connection with the issuance of convertible promissory notes	(25,920)
Advances from (to) related parties		(578,604)
Repayment of advances from related parties		(62,596)
Loan interest repayment	(155,506)	(201,206)
Lease payments	(44,526)
Cash flows provided by (used in) financing activities	6,774,048	(522,406)
Net increase (decrease) in cash and cash equivalents	310,314	(897,837)
Effects of exchange rate changes on cash and cash equivalents	(59,212)	(414,494)
Cash and cash equivalents at the beginning of the period	504,136	3,841,866	$ 3,841,866
Cash and cash equivalents at the end of the period	$ 755,238	$ 2,529,535	$ 504,136